Summary of significant accounting policies - Advertising Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Advertising expense	$ 8,289	$ 4,419	$ 2,125